Debt (Bilateral Letter of Credit Facilities) (Details) - CAD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Bilateral Letter Of Credit Facilities [Member]
Line of Credit Facility [Line Items]
Minimum term for which collateral in the form of cash and cash equivalents is pledged for	1 month
Committed Bilateral Letter of Credit Facilites [Member]
Line of Credit Facility [Line Items]
Outstanding letters of credit	$ 396,000,000	$ 394,000,000
Bilateral letter of credit facilities, total available amount	470,000,000	518,000,000
Bilateral letter of credit facilities, collateral	397,000,000	396,000,000
Uncommitted Bilateral Letter of Credit Facilities [Member]
Line of Credit Facility [Line Items]
Outstanding letters of credit	100,000,000	158,000,000
Bilateral letter of credit facilities, collateral	$ 100,000,000	$ 100,000,000